Form N-1A Cover	Jul. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 30, 2024
Prospectus Date	Jul. 30, 2024